Schedule of income tax and social contribution reconciliation (Details) - BRL (R$) R$ in Thousands		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Profit (loss) before IR and CSL		R$ 15,808,338	R$ (11,712,641)
IR and CSL at the rate of 34%		(5,374,835)	3,982,298
Permanent adjustments to the IR and CSL calculation basis
IR and CSL on equity in results of investees		(373)	6,764
Thin capitalization		(205,356)	(518,410)
Tax benefits (Sudene e PAT)	[1]	541,227
Difference of rate applicable to each country		1,717,032	608,585
Non-incidence of IRPJ/CSL on SELIC update of tax indebits, refer note (d)		473,264
Other permanent adjustments		(62,821)	(259,427)
Effect of IR and CSL on results of operations		(2,911,862)	3,819,810
Current IR and CSL expense
Current year		(2,343,571)	(295,236)
Total current IR and CSL expense		(2,343,571)	(295,236)
Deferred IR and CSL expense
Origination and reversal of temporary differences		(463,052)	1,534,900
Tax losses (IR) and negative base (CSL)		(105,239)	2,580,146
Total deferred IR and CSL		(568,291)	4,115,046
Total		R$ (2,911,862)	R$ 3,819,810
Effective rate		18.40%	32.60%

[1]	SUDENE is a tax benefits granted by the Brazilian Government to the companies. The tax benefit granted by the Northeast Development Department (SUDENE) is calculated based on the profit from exploration of the incentivized activity, with a period of utilization of 10 years. The Worker's Food Program (PAT) is a tax incentive program to companies that provide food to workers based on criteria established by the Ministry of Labor.